Consolidated statements of changes in equity - EUR (€) € in Thousands	Total Owners' Capital Previously Reported	Total Owners' Capital Adjustment	Total Owners' Capital	Issued capital Previously Reported	Issued capital	Capital reserve Previously Reported	Capital reserve	Currency translation reserve	Accumulated deficit Previously Reported	Accumulated deficit Adjustment	Accumulated deficit	Non-controlling interests Previously Reported	Non-controlling interests	Previously Reported	Adjustment	Total
Balance at beginning of the period at Dec. 31, 2019	€ 59,860	€ (243)	€ 59,617	€ 2,383	€ 2,383	€ 98,099	€ 98,099		€ (40,622)	€ (243)	€ (40,865)	€ (938)	€ (938)	€ 58,922	€ (243)	€ 58,679
Loss for the period			(22,046)								(22,046)		60	(21,378)	(608)	(21,986)
Other comprehensive loss			(48)					€ (48)								(48)
Total comprehensive loss			(22,094)					(48)			(22,046)		60	(21,426)	(608)	(22,034)
Issuance of shares			23,209		240		22,969									23,209
Transaction costs			(780)				(780)									(780)
Share-based payments			5,658				5,658									5,658
Exercise of options					31		(31)
Disposal of non-wholly owned subsidiary													268			268
Acquisition of non-wholly owned subsidiary			(780)								(780)		705			(75)
Balance at end of the period at Dec. 31, 2020			64,831		2,654		125,916	(48)			(63,691)		95	65,777	(851)	64,926
Loss for the period			(46,344)								(46,344)		98	(46,852)	606	(46,246)
Other comprehensive loss			543					543								543
Total comprehensive loss			(45,801)					543			(46,344)		98	(46,309)	606	(45,703)
Transaction costs																0
Share-based payments			8,035				8,035									8,035
Exercise of options					54		(54)
Balance at end of the period at Dec. 31, 2021			27,064		2,708		133,897	495			(110,036)		193	€ 27,503	€ (245)	27,258
Loss for the period			(31,841)								(31,841)					(31,841)
Other comprehensive loss			(76)					(76)								(76)
Total comprehensive loss			(31,917)					(76)			(31,841)					(31,917)
Issuance of shares			14,972		594		14,378									14,972
Transaction costs																(450)
Share-based payments			(16)				(16)									(16)
Exercise of options					5		(5)
Warrant liability			(2,832)				(2,832)									(2,832)
Disposal of non-wholly owned subsidiary			140				(53)				193		€ (193)			(53)
Balance at end of the period at Dec. 31, 2022			€ 7,411		€ 3,307		€ 145,369	€ 419			€ (141,684)					€ 7,411